Finance and other income and Foreign exchange gains/(losses), net	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Finance and other income and Foreign exchange gains/(losses), net

24. Finance and other income and Foreign exchange gains/(losses), net

	Year ended March 31,
	2016		2017		2018
Interest income	₹	20,364	₹	18,066	₹	17,806
Dividend income		66		311		609
Net gain from investments classified as FVTPL		2,991		3,822		5,410
Net gain from investments classified as FVOCI		30		220		174

Finance and other income	₹	23,451	₹	22,419	₹	23,999
Foreign exchange gains/(losses), net on financial instrument measured at FVTPL		920		6,975		(107)
Other Foreign exchange gains/(losses), net		2,947		(3,198)		1,595

Foreign exchange gains/(losses), net	₹	3,867	₹	3,777	₹	1,488

	₹	27,318	₹	26,196	₹	25,487